Other Comprehensive Income (Loss) (Amounts Included in Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	$ 7,108,698	$ 6,988,938	$ 6,988,938
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	1,682	34,429	(157,336)	$ 8,183	$ 50,653
Stockholders' Equity Attributable to Parent, Ending Balance	7,233,995		7,108,698	6,988,938
Foreign currency translation adjustment	1,682	34,429	(157,336)	8,183	50,653
Accumulated Other Comprehensive Income (Loss) [Member]
Components of Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	(56,830)	39,584	39,584	(651)
Amounts reclassified into earnings	(2,999)	(3,491)	4,815	14,936
Change in fair value	(2,425)	32,854	56,107	17,116
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	1,682	34,429	(157,336)	8,183	50,653
Stockholders' Equity Attributable to Parent, Ending Balance	(60,572)	110,358	(56,830)	39,584	(651)
Foreign currency translation adjustment	1,682	34,429	(157,336)	8,183	50,653
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member] | Interest Rate Swap [Member]
Components of Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	23,378	(37,544)	(37,544)	(69,596)
Amounts reclassified into earnings	(2,999)	(3,491)	4,815	14,936
Change in fair value	(2,425)	32,854	56,107	17,116
Stockholders' Equity Attributable to Parent, Ending Balance	17,954	(1,199)	23,378	(37,544)	(69,596)
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member] | Foreign Currency Translation Adjustment [Member]
Components of Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity Attributable to Parent, Beginning Balance	(80,208)	77,128	77,128	68,945
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	1,682	34,429	(157,336)	8,183
Stockholders' Equity Attributable to Parent, Ending Balance	(78,526)	111,557	(80,208)	77,128	$ 68,945
Foreign currency translation adjustment	$ 1,682	$ 34,429	$ (157,336)	$ 8,183